Commitments and Contingencies (LendingClub Corp) (Details Narrative) (10K)	1 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2016 Integer	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 Integer	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) ft² Integer	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 30, 2015 ft²
Commitments and Contingencies [Line Items]
Security deposit made under lease agreement, cash		$ 13,264			$ 13,264		$ 7,470	$ 35,839
LendingClub Corp [Member]
Commitments and Contingencies [Line Items]
Lease agreement renewal term							5 years
Number of renewal terms | Integer							2
Rental expense		4,000,000	$ 3,700,000		11,700,000	$ 10,500,000	$ 14,200,000	7,400,000	$ 3,700,000
Sublease income
Minimum rental expense		4,000,000	$ 3,400,000		11,000,000	$ 8,300,000	11,900,000	6,000,000	$ 3,300,000
Security deposit made under lease agreement, cash		800,000			800,000		800,000
Security deposit made under lease agreement		5,500,000			5,500,000		$ 4,700,000
Number of business days | Integer							2
Amount committed to purchase under the agreement		122,300,000			122,300,000		$ 32,200,000	77,600,000
Repurchased obligations					1,700,000		46,700,000	37,000,000
Purchased to fulfill requirements		586,700,000			777,100,000		138,200,000
Loans purchased from direct marketing efforts							35,500,000
Purchased to support marketplace equilibrium							102,700,000
Loans on balance sheet							27,900,000
Loans held for sale		265,925,000			265,925,000		$ 9,048,000
Number of investors | Integer							3
Investor agreement - purchases					22,200,000		$ 1,000,000
Investor agreement - principal		18,800,000			18,800,000		9,000,000
Deposits to secure loans		9,000,000			$ 9,000,000		$ 900,000
Credit support agreement, period					12 months		12 months
Accrued reimbursement		0			$ 0		$ 2,529,000	0
Cash pledged/restricted							3,400,000
Maximum exposure		$ 6,000,000			$ 6,000,000		$ 6,000,000	$ 3,440,000
Number of claims filed | Integer	2			2			5
San Francisco [Member] | LendingClub Corp [Member]
Commitments and Contingencies [Line Items]
Lease agreement, leased area | ft²							169,000			112,000
Lease agreement expiration date							Jun. 30, 2022
Lease agreement renewal term							5 years
Westborough [Member] | LendingClub Corp [Member]
Commitments and Contingencies [Line Items]
Lease agreement, leased area | ft²							26,000
Lease agreement expiration date							Jul. 31, 2021